Profit and Loss Information	6 Months Ended
Jul. 31, 2020
Profit And Loss Information
Profit and Loss Information
6	Profit and loss information

(a)    Revenue from continuing operations

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Gross revenue	35,144	47,809
Rebates	(580)	(5,715)
	34,564	42,094

Sale of goods
- Retail	14,863	19,000
- Wholesale	2,735	8,414
- E-commerce	16,966	14,680
	34,564	42,094

Disaggregation of revenue

The Group derives its revenue from the transfer of goods at a point in time. The table above provides a breakdown of revenue by major business line. The categories above depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic data. As disclosed in Note 7, the Group has three operating segments.

(b)    Significant items

The loss for the half year was derived after (charging) / crediting the following items that are unusual and of significance because of their size, nature and incidence:

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s
Other income
- Government subsides	3,162	-

Finance expenses
- Interest expense on external borrowings	(958)	(496)
- Interest expense on shareholder loans	-	(255)
- Interest expense on convertible loan notes	(2,763)	(274)
- Interest expense on leases	(713)	(857)
- Amortisation of loan set up costs	276	(348)
	(4,158)	(2,230)

Other foreign currency gains/(losses)
- Fair value gain on foreign exchange contracts	-	729
- Net foreign exchange gains/(losses)	1,914	224
	1,914	953
Impairment expense
- Impairment of intangible assets	(1,253)	(6,647)
- Impairment of property, plant and equipment	(341)	-
- Impairment of right-of-use assets	(1,221)	-
- Impairment of software	-	(202)
	(2,815)	(6,849)

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s
Brand transition, restructure and transaction income/(expense)
- Brand transition expenses	2,343	(258)
- Restructure expenses	(38)	-
- Transaction expenses	(10,631)	(5,588)
	(8,326)	(5,846)

(c) Income tax expense

Income tax expense/(benefits) is recognised based on the parent company’s effective annual income tax rate expected for the full financial year. The annual tax rate used for the half year to 31 July 2020 is 28% (6 months to 31 July 2019: 30%). The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the period ended 31 July 2020. Unused tax losses do not have an expiry date.

The major components of tax expense/(benefit) comprise:

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s
Current tax
Current tax on losses for the period	2	9
Adjustment for current tax on prior periods	39	51
Total current tax expense	41	60

Deferred tax
Decrease in deferred tax asset	-	701
Income tax benefit for continuing operations	41	761

Reconciliation of income tax to accounting loss:
Loss before income tax	(18,413)	(27,968)
Tax at New Zealand tax rate 28%	(5,156)	(7,831)

Tax effect of:
- permanent differences	1,581	75
- adjustments in respect of current tax or prior periods	37	76
- effects of different tax rates of subsidiaries operating in other jurisdictions	(3)	(641)
- deferred tax assets relating to the current period not recognised	3,602	7,727
- other	(20)	1,355
Income tax expense	41	761

The Group has tax losses of $179.7m (year ended 31 January 2020: $166.9m) that have not been recognised in the financial statements. The ability to use these losses to offset future profits is subject to shareholder and business continuity criteria in each local tax jurisdiction. During the comparative period, the Group de-recognised all deferred tax assets on timing differences carried forward from prior years, amounting to $701,000 after accounting for exchange rate differences.